Segments and Related Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segments and Related Information
Segments and Related Information

Note 22—Segments and Related Information

        The Company has two business segments: mortgage banking and investment management.

        The mortgage banking segment represents the Company's operations aimed at originating, purchasing, selling and servicing newly originated mortgage loans and servicing mortgage loans sourced and managed by the investment management segment, including executing the loan resolution strategy identified by the investment management segment.

        The investment management segment represents the activities of the Company's investment manager, which include sourcing, performing diligence, bidding and completion of asset acquisitions and managing the acquired assets for the Advised Entities.

        The investment management segment presently focuses on managing investments in distressed mortgage assets, which include mortgage loans that are either in default or are perceived to be at higher risk of default. The investment management segment then seeks to maximize the value of the mortgage loans on behalf of investors through the direction of effective "high touch" servicing by the mortgage banking segment. "High touch" servicing is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable loan modification and restructuring programs that address borrowers' ability and willingness to pay their mortgage loans. Where this is not possible, the investment management segment seeks to effect property resolution in a timely, orderly and economically efficient manner for the investor.

        Financial highlights by operating segment are as follows:

	Quarter ended June 30, 2013
	Mortgage banking	Investment management	Total
	(in thousands)
Revenues:
External:
Net gains on mortgage loans held for sale at fair value	$42,654	$—	$42,654
Loan origination fees	6,312	—	6,312
Fulfillment fees from PMT	22,054	—	22,054
Net servicing income	22,069	—	22,069
Management fees	—	10,429	10,429
Carried Interest from Investment Funds	—	2,862	2,862
Interest	4,469	5	4,474
Other	(320)	243	(77)

	97,238	13,539	110,777
Expenses:
Compensation	39,293	3,046	42,339
Interest	4,200	—	4,200
Other	13,860	149	14,009

	57,353	3,195	60,548

Income before provision for income taxes	$39,885	$10,344	$50,229

Segment assets at period end	$1,234,766	$46,014	$1,280,780

	Quarter ended June 30, 2012
	Mortgage banking	Investment management	Total
	(in thousands)
Revenues:
External:
Net gains on mortgage loans held for sale at fair value	$14,790	$—	$14,790
Loan origination fees	2,452	—	2,452
Fulfillment fees from PMT	7,715	—	7,715
Net servicing income	7,658	—	7,658
Management fees	—	4,856	4,856
Carried Interest from Investment Funds	—	2,110	2,110
Interest	2,145	1	2,146
Other	121	721	842
Intersegment	—	—	—

	34,881	7,688	42,569
Expenses:
Compensation	24,603	1,889	26,492
Interest	1,122	—	1,122
Other	4,265	212	4,477

	29,990	2,101	32,091

Net income	$4,891	$5,587	$10,478

Segment assets at period end	$491,892	$13,744	$505,636

	Six months ended June 30, 2013
	Mortgage banking	Investment management	Total
	(in thousands)
Revenues:
External:
Net gains on mortgage loans held for sale at fair value	$82,611	$—	$82,611
Loan origination fees	11,980	—	11,980
Fulfillment fees from PMT	50,298	—	50,298
Net servicing income	38,111	—	38,111
Management fees	—	18,835	18,835
Carried Interest from Investment Funds	—	7,599	7,599
Interest	6,207	10	6,217
Other	(233)	1,057	824
Intersegment	—	—	—

	188,974	27,501	216,475

Expenses:
Compensation	72,614	5,406	78,020
Interest	7,530	—	7,530
Other	25,115	288	25,403

	105,259	5,694	110,953

Income before provision for income taxes	$83,715	$21,807	$105,522

Segment assets at period end	$1,234,766	$46,014	$1,280,780

	Six months ended June 30, 2012
	Mortgage banking	Investment management	Total
	(in thousands)
Revenues:
External:
Net gains on mortgage loans held for sale at fair value	$28,727	$—	$28,727
Loan origination fees	2,687	—	2,687
Fulfillment fees from PMT	13,839	—	13,839
Net servicing income	19,234	—	19,234
Management fees	—	9,049	9,049
Carried Interest from Investment Funds	—	3,899	3,899
Interest	2,575	2	2,577
Other	817	690	1,507
Intersegment	—	—	—

	67,879	13,640	81,519

Expenses:
Compensation	42,453	3,447	45,900
Interest	2,184	—	2,184
Other	8,067	328	8,395

	52,704	3,775	56,479

Net income	$15,175	$9,865	$25,040

Segment assets at period end	$491,892	$13,744	$505,636

Note 25—Segments and Related Information

        The Company has two business segments: mortgage banking and investment management.

        The investment management segment represents the activities of the Company's investment manager, which include sourcing, performing diligence, bidding and completion of asset acquisitions and managing the acquired assets for the Investment Funds and PMT.

        The investment management segment presently focuses on managing investments in distressed mortgage assets, which include mortgage loans that are either in default or are perceived to be at higher risk of default. The investment management segment then seeks to maximize the value of the mortgage loans on behalf of investors through the direction of effective "high touch" servicing by the mortgage banking segment. "High touch" servicing is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable loan modification and restructuring programs that address borrowers' ability and willingness to pay their mortgage loans. Where this is not possible, the investment management segment seeks to effect property resolution in a timely, orderly and economically efficient manner for the investor.

        The mortgage banking segment represents the Company's operations aimed at servicing mortgage loans managed by the investment management segment, including executing the loan resolution strategy identified by the investment management segment, and originating, purchasing, selling and servicing newly originated mortgage loans.

        Financial highlights by operating segment for the years ended December 31, 2012, 2011 and 2010 are as follows:

Year ended December 31, 2012	Mortgage banking	Investment management	Total
	(in thousands)
Revenues:
External:
Net gains on mortgage loans held for sale at fair value	$118,170	$—	$118,170
Loan origination fees	9,634	—	9,634
Fulfillment fees from PMT	62,906	—	62,906
Net servicing income	40,105	—	40,105
Management fees	—	24,504	24,504
Carried Interest from Investment Funds	—	10,473	10,473
Interest	6,349	5	6,354
Other	2	817	819
Intersegment	—	—	—

	237,166	35,799	272,965
Expenses:
Interest	7,879	—	7,879
Other	136,109	10,654	146,763

	143,988	10,654	154,642

Net income	$93,178	$25,145	$118,323

Segment assets at year end	$793,630	$38,533	$832,163

Year ended December 31, 2011	Mortgage banking	Investment management	Total
	(in thousands)
Revenues:
External:
Net gains on mortgage loans held for sale at fair value	$13,029	$—	$13,029
Loan origination fees	669	—	669
Fulfillment fees from PMT	1,744	—	1,744
Net servicing income	28,667	—	28,667
Management fees	—	18,399	18,399
Carried Interest from Investment Funds	—	12,596	12,596
Interest	1,528	4	1,532
Other	—	23	23
Intersegment	—	—	—

	45,637	31,022	76,659
Expenses:
Interest	1,875	—	1,875
Other	47,904	12,181	60,085

	49,779	12,181	61,960

Net income	$(4,142)	$18,841	$14,699

Segment assets at year end	$242,962	$46,319	$289,281

Year ended December 31, 2010	Mortgage banking	Investment management	Total
	(in thousands)
Revenues:
External:
Net gains on mortgage loans held for sale at fair value	$2,008	$—	$2,008
Loan origination fees	734	—	734
Fulfillment fees from PMT	80	—	80
Net servicing income	26,001	—	26,001
Management fees	—	15,427	15,427
Carried Interest from Investment Funds	—	24,654	24,654
Interest	176	19	195
Other	—	130	130
Intersegment	—	—	—

	28,999	40,230	69,229
Expenses:
Interest	790	—	790
Other	25,821	9,576	35,397

	26,611	9,576	36,187

Net income	$2,388	$30,654	$33,042

Segment assets at year end	$92,844	$35,558	$128,402

        The accounting policies of the reportable segments are the same as those described in Note 3—Significant Accounting Policies.